Loss Per Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to Cheetah Mobile Inc.	¥ (617,557)	$ (84,604)	¥ (602,898)	¥ (513,475)
Effect arising from dividends declared on share awards of consolidated subsidiaries | ¥			(107)	(8,715)
Accretion of redeemable noncontrolling interests | ¥	¥ (7,997)		(252)
Net loss attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries | ¥			¥ (603,005)	¥ (522,190)
Denominator:
Weighted average number of ordinary shares outstanding	1,503,054,847	1,503,054,847	1,472,615,281	1,443,682,305
Losses per share-basic | ¥ / shares			¥ (0.4095)	¥ (0.3617)
Weighted Average Number of Shares Outstanding, Basic	1,503,054,847	1,503,054,847	1,472,615,281	1,443,682,305
Weighted Average Number of Shares Outstanding, Diluted	1,503,054,847	1,503,054,847	1,472,615,281	1,443,682,305
Losses per share-diluted | ¥ / shares			¥ (0.41)	¥ (0.3619)
Numerator:
Net loss attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries | ¥			¥ (603,005)	¥ (522,190)
Dilution effect arising from share-based awards issued by subsidiaries | ¥			(699)	(291)
Net loss attributable to ordinary shareholders | ¥			¥ (603,704)	¥ (522,481)
ADS
Denominator:
Weighted average number of ordinary shares outstanding			29,452,306	28,873,646
Losses per share-basic | ¥ / shares			¥ (20.474)	¥ (18.0854)
Weighted Average Number of Shares Outstanding, Basic			29,452,306	28,873,646
Weighted Average Number of Shares Outstanding, Diluted			29,452,306	28,873,646
Losses per share-diluted | ¥ / shares			¥ (20.4977)	¥ (18.0954)
Common Class A [Member]
Numerator:
Net loss attributable to Cheetah Mobile Inc.	¥ (202,345)	$ (27,721)
Effect arising from dividends declared on share awards of consolidated subsidiaries	51	7
Accretion of redeemable noncontrolling interests	(2,620)	(359)
Net loss attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries	¥ (204,914)	$ (28,073)
Denominator:
Weighted average number of ordinary shares outstanding	492,482,878	492,482,878
Losses per share-basic | (per share)	¥ (0.4161)	$ (0.057)
Weighted Average Number of Shares Outstanding, Basic	492,482,878	492,482,878
Conversion of Class B into Class A ordinary shares	1,010,571,969	1,010,571,969
Weighted Average Number of Shares Outstanding, Diluted	1,503,054,847	1,503,054,847
Losses per share-diluted | (per share)	¥ (0.4162)	$ (0.057)
Numerator:
Net loss attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries	¥ (204,914)	$ (28,073)
Dilution effect arising from share-based awards issued by subsidiaries	(54)	(7)
Reallocation of net loss as a result of conversion of Class B into Class A ordinary shares	(420,594)	(57,621)
Net loss attributable to ordinary shareholders	¥ (625,562)	$ (85,701)
Common Class A [Member] | ADS
Denominator:
Weighted average number of ordinary shares outstanding	30,061,097	30,061,097
Losses per share-basic | (per share)	¥ (20.8042)	$ (2.85)
Weighted Average Number of Shares Outstanding, Basic	30,061,097	30,061,097
Weighted Average Number of Shares Outstanding, Diluted	30,061,097	30,061,097
Losses per share-diluted | (per share)	¥ (20.8097)	$ (2.85)
Common Class B [Member]
Numerator:
Net loss attributable to Cheetah Mobile Inc.	¥ (415,212)	$ (56,883)
Effect arising from dividends declared on share awards of consolidated subsidiaries	105	14
Accretion of redeemable noncontrolling interests	(5,377)	(737)
Net loss attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries	¥ (420,484)	$ (57,606)
Denominator:
Weighted average number of ordinary shares outstanding	1,010,571,969	1,010,571,969
Losses per share-basic | (per share)	¥ (0.4161)	$ (0.057)
Weighted Average Number of Shares Outstanding, Basic	1,010,571,969	1,010,571,969
Weighted Average Number of Shares Outstanding, Diluted	1,010,571,969	1,010,571,969
Losses per share-diluted | (per share)	¥ (0.4162)	$ (0.057)
Numerator:
Net loss attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries	¥ (420,484)	$ (57,606)
Dilution effect arising from share-based awards issued by subsidiaries	(110)	(15)
Net loss attributable to ordinary shareholders	¥ (420,594)	$ (57,621)